Joint Operations	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Joint Operations

12.	Joint Operations
Details of significant joint operations that the Company is participating in as a party to a joint arrangement as of December 31, 2024 are as follows:

Joint operations	Operation	Ownership (%)	Location
Myanmar A-1/A-3 mine	Mine development and gas production	51.00	Myanmar
Offshore M idstream	Gas transportation facility	51.00	Myanmar
Mt. Thorley J/V	Mine development	20.00	Australia
POSMAC J/V	Mine development	20.00	Australia